BORROWINGS - Weighted Average Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 29,076	$ 23,776
Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 27,457	$ 23,166
Weighted average | Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.90%	5.00%
Term	5 years	5 years
Business services
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 3,389
Business services | Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 3,872	$ 3,389
Business services | Weighted average | Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.70%	5.90%
Term	5 years 6 months	3 years 8 months 12 days
Infrastructure services
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 5,904
Infrastructure services | Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 9,099	$ 5,904
Infrastructure services | Weighted average | Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.20%	4.00%
Term	4 years 8 months 12 days	4 years 3 months 18 days
Industrials
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 13,873
Industrials | Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 14,486	$ 13,873
Industrials | Weighted average | Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.30%	5.30%
Term	5 years 2 months 12 days	5 years 8 months 12 days